Regulatory Matters - General Rate Cases Additional Information (Details) - USD ($) $ in Millions	Jul. 27, 2026	Mar. 05, 2026	Feb. 26, 2026	Dec. 05, 2024
West Virginia
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount		$ 20
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount		$ 13
Authorized return on equity, percentage		9.80%
Authorized rate base amount		$ 1,100
Public Utilities, Common Equity Ratio Percentage		51.00%
Public Utilities, Debt Ratio Percentage		49.00%
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments		$ 239
Maryland
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount			$ 2
Authorized return on equity, percentage			9.75%
Authorized rate base amount			$ 1
Public Utilities, Common Equity Ratio Percentage			52.32%
Public Utilities, Debt Ratio Percentage			47.68%
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments			$ 22
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage				10.20%
California, Step Increase | Year 2024
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, approved amount				$ 21
California, Step Increase | Year 2025
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount				16
California, Step Increase | Year 2026
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount				$ 16
Pennsylvania
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount	$ 24
Authorized return on equity, percentage	9.55%
Authorized rate base amount	$ 6,600
Public utilities, general rate case authorizations, annualized incremental revenues, approved amount, increase (decrease) in capital investments	1,200
Public utilities, approved rate increase (decrease), amount	$ 75
Public utilities, approved equity capital structure, percentage	54.23%
Public utilities, approved debt capital structure, percentage	45.77%